Note 11 - Other Income - Other Income (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Federal and state government subsidies	$ 0	$ 20,000
Rental income	147,290	153,904
Other income	0	2,198
Sundry	42,390	5,739,912
Other Nonoperating Income (Expense)	$ 189,680	$ 5,916,014